UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Snyder Capital Management, L.P.

Address:   One Market Plaza, Steuart Tower, Suite 1200
           San Francisco, CA  94105


Form 13F File Number: 028-06636


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sonja Commer
Title:  Chief Compliance Officer
Phone:  415-392-3900

Signature,  Place,  and  Date  of  Signing:

/s/ Sonja Commer                   San Francisco, California          2/7/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              83

Form 13F Information Table Value Total:  $    2,074,629
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
Adobe Systems                  COM            00724F101     2035    66100 SH       DEFINED                 0   66100      0
Aeropostale Inc.               COM            007865108    12119   491830 SH       DEFINED             30250  387280  74300
Alpha Natural Resources Inc.   COM            02076X102    47887   797725 SH       DEFINED             13500  663475 120750
American Reprographics Co.     COM            029263100    17267  2274996 SH       DEFINED              7000 1907996 360000
Ametek Inc.                    COM            031100100     9323   237527 SH       DEFINED             22050  215477      0
Amphenol Corp. Cl A            COM            032095101    14758   279620 SH       DEFINED             16100  216920  46600
AnnTaylor Stores Corp.         COM            036115103    44144  1611700 SH       DEFINED             27725 1369950 214025
Arch Chemical Inc.             COM            03937R102    41512  1094445 SH       DEFINED              3400  917870 173175
Brookfield Asset Management -  COM            112585104    17503   525765 SH       DEFINED             26970  423395  75400
CEC Entertainment, Inc.        COM            125137109    23295   599912 SH       DEFINED              1900  502062  95950
CR Bard Inc.                   COM            067383109     5293    57675 SH       DEFINED              5360   52315      0
Cabot Corp.                    COM            127055101    54837  1456481 SH       DEFINED             24350 1214381 217750
Cabot Microelectronics         COM            12709P103    52803  1273901 SH       DEFINED             20085 1066594 187222
Cambrex Corp.                  COM            132011107    10015  1937175 SH       DEFINED              5100 1632675 299400
CapLease, Inc.                 COM            140288101    16599  2852079 SH       DEFINED              9200 2380479 462400
Carter's Inc.                  COM            146229109    35302  1196266 SH       DEFINED              3525 1011416 181325
Cedar Shopping Centers Inc.    COM            150602209    10577  1681556 SH       DEFINED              3100 1413906 264550
Children's Place               COM            168905107    23288   469135 SH       DEFINED              1450  393460  74225
Clean Harbors Inc.             COM            184496107    98464  1171075 SH       DEFINED             21015  981555 168505
Cognex Corp                    COM            192422103    19593   665989 SH       DEFINED              2075  557264 106650
Comstock Resources Inc.        COM            205768203    22813   928875 SH       DEFINED              2700  787750 138425
Copart Inc.                    COM            217204106    69143  1851217 SH       DEFINED             27500 1532947 290770
Corn Products Intl Inc         COM            219023108    36912   802429 SH       DEFINED              2500  673329 126600
Covanta Holding Corp           COM            22282E102     4503   261975 SH       DEFINED             24350  237625      0
Curtiss-Wright Corp            COM            231561101    58211  1753340 SH       DEFINED             31025 1458590 263725
Cytec Industries, Inc.         COM            232820100     5044    95058 SH       DEFINED               200   79138  15720
Darden Restaurants Inc.        COM            237194105     3312    71320 SH       DEFINED              6650   64670      0
Devon Energy Corp.             COM            25179M103     2253    28700 SH       DEFINED                 0   28700      0
Dress Barn                     COM            261570105    50448  1909476 SH       DEFINED              5800 1607851 295825
Drew Industries                COM            26168L205     8063   354902 SH       DEFINED              1100  297181  56621
Dun & Bradstreet               COM            26483E100    13316   162212 SH       DEFINED              8250  132862  21100
Esterline Technologies Corp    COM            297425100    35508   517682 SH       DEFINED              1530  437352  78800
FTI Consulting                 COM            302941109    66631  1787322 SH       DEFINED             29650 1496847 260825
Franklin Electric Co Inc       COM            353514102    11018   283100 SH       DEFINED               900  232950  49250
Graco Inc.                     COM            384109104    33209   841808 SH       DEFINED             16711  716591 108506
Haemonetics Corp.              COM            405024100    48063   760727 SH       DEFINED             13450  657092  90185
Heico Corp - Class A           COM            422806208    36483   977559 SH       DEFINED              3000  819810 154749
Henry Schein, Inc.             COM            806407102     8732   142240 SH       DEFINED             13200  129040      0
IDEX Corp.                     COM            45167R104    33302   851289 SH       DEFINED             22675  732804  95810
ITT Educational Services Inc   COM            45068B109     5026    78915 SH       DEFINED              7400   71515      0
Intrepid Potash Inc.           COM            46121Y102    57591  1544402 SH       DEFINED             26800 1317177 200425
Iron Mountain Inc.             COM            462846106    15160   606155 SH       DEFINED             34900  501255  70000
Kaman Corp                     COM            483548103    24419   840005 SH       DEFINED              2900  788905  48200
Kar Auction Services Inc.      COM            48238T109    29027  2103407 SH       DEFINED              5925 1760307 337175
Kaydon Corp                    COM            486587108    12012   295001 SH       DEFINED              1075  239151  54775
Kennametal Inc.                COM            489170100    28896   732283 SH       DEFINED             14125  622235  95923
Linear Technology Corp.        COM            535678106    12758   368830 SH       DEFINED             19450  301480  47900
Lowe's Cos Inc.                COM            548661107     2195    87500 SH       DEFINED                 0   87500      0
MDC Holding Inc.               COM            552676108    12286   427045 SH       DEFINED              1300  358695  67050
Markel Corp.                   COM            570535104    10419    27553 SH       DEFINED              2085   25468      0
MasterCard, Inc. CL-A          COM            57636Q104     2095     9350 SH       DEFINED                 0    9350      0
Mattel, Inc.                   COM            577081102     5217   205135 SH       DEFINED             19100  186035      0
Mid-America Apartment Communit COM            59522J103    21875   344545 SH       DEFINED              1075  288670  54800
Millicom Intl Cellular S.A.    COM            L6388F110     5299    55430 SH       DEFINED              5150   50280      0
Molex Inc. - Cl A              COM            608554200     9492   503045 SH       DEFINED             29100  390145  83800
Nabors Industries Ltd          COM            G6359F103     9456   403080 SH       DEFINED             29500  373580      0
Orthofix International NV      COM            N6748L102    35892  1237665 SH       DEFINED              3575 1044040 190050
PAREXEL Intl Corp              COM            699462107     5967   281087 SH       DEFINED               700  241490  38897
Pall Corporation               COM            696429307    10012   201940 SH       DEFINED             18800  183140      0
Patterson-UTI Energy Inc.      COM            703481101    44316  2056424 SH       DEFINED             35125 1701194 320105


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
PepsiCo Inc.                   COM            713448108     1588    24300 SH       DEFINED                 0   24300      0
Power Intergations Inc.        COM            739276103     8872   220905 SH       DEFINED               300  189460  31145
Precision Castparts Corp       COM            740189105    15195   109150 SH       DEFINED              5470   88330  15350
RBC Bearings Inc.              COM            75524B104    42479  1086964 SH       DEFINED              3200  914644 169120
Ritchie Brothers Auctioneers   COM            767744105    18015   781570 SH       DEFINED              2400  651470 127700
Rockwell Collins Inc.          COM            774341101     6906   118535 SH       DEFINED             11050  107485      0
SandRidge Energy Inc.          COM            80007P307    25085  3426866 SH       DEFINED             59252 2822095 545519
Semtech Corp.                  COM            816850101    39854  1760346 SH       DEFINED              5125 1478021 277200
Shaw Group Inc.                COM            820280105    45720  1335673 SH       DEFINED             22675 1145698 167300
Simpson Manufacturing          COM            829073105    75868  2454483 SH       DEFINED             40925 2048758 364800
TD Ameritrade Holding Corp.    COM            87236Y108    11173   588350 SH       DEFINED             27600  473950  86800
TJX Companies                  COM            872540109     1758    39600 SH       DEFINED                 0   39600      0
Techne Corp                    COM            878377100    14044   213860 SH       DEFINED             13500  170460  29900
Teledyne Inc.                  COM            879360105    25899   589010 SH       DEFINED              2100  553185  33725
Teva Pharmaceutical Industries COM            881624209     2372    45500 SH       DEFINED                 0   45500      0
Thor Industries, Inc.          COM            885160101    36673  1079885 SH       DEFINED              3275  901960 174650
UGI Corp.                      COM            902681105    64101  2029788 SH       DEFINED             31425 1686763 311600
United Stationers Inc          COM            913004107    28838   451942 SH       DEFINED              9220  386911  55811
Universal Health Services - B  COM            913903100    14417   332025 SH       DEFINED             17175  266750  48100
Warnaco Group                  COM            934390402    21021   381710 SH       DEFINED              1150  321281  59279
Waste Connections Inc.         COM            941053100    62582  2273244 SH       DEFINED             44425 1943020 285799
West Pharmaceutical Services I COM            955306105    24790   601693 SH       DEFINED              1849  501069  98775
Woodward Governor Co           COM            980745103    24391   649375 SH       DEFINED             12325  555055  81995